Note 27 - Financial Instruments and Risks - Reconciliation of Changes in the Categorization of Level 3 (Details) R$ in Millions	12 Months Ended
Dec. 31, 2019 BRL (R$)
Statement Line Items [Line Items]
Financial liabilities at December 31, 2019	R$ 23,473.3
Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Acquisition of investments	(24.9)
Total gains and losses in the year	447.6
Losses/(gains) recognized in net income	542.3
Losses/(gains) recognized in equity	(94.7)
Financial liabilities at December 31, 2019	R$ 3,092.2